Statements of Stockholders' Equity (9-month periods unaudited) (USD $) In Thousands	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Retained Earnings (Deficit)	Total
Balance at Dec. 31, 2009	$ 5,000	$ 28,500	$ 836	$ (4,249)	$ 30,087
Net Income (Loss)	0	0	0	2,287	2,287
Other Comprehensive Income (Loss)	0	0	634	0	634
Balance at Dec. 31, 2010	5,000	28,500	1,470	(1,962)	33,008
Net Income (Loss)	0	0	0	1,811	1,811
Other Comprehensive Income (Loss)	0	0	1,217	0	1,217
Balance at Dec. 31, 2011	5,000	28,500	2,687	(151)	36,036
Net Income (Loss)	0	0	0	453	453
Other Comprehensive Income (Loss)	0	0	534	0	534
Balance at Sep. 30, 2012	5,000	28,500	3,221	302	37,023
Balance at Dec. 31, 2011	5,000	28,500	2,687	(151)	36,036
Net Income (Loss)	0	0	0	3,352	3,352
Return of capital to parent	0	(18,000)	0	0	(18,000)
Other Comprehensive Income (Loss)	0	0	(2,264)	0	(2,264)
Balance at Dec. 31, 2012	5,000	10,500	423	3,201	19,124
Net Income (Loss)	0	0	0	(21)	(21)
Other Comprehensive Income (Loss)	0	0	(129)	0	(129)
Balance at Sep. 30, 2013	$ 5,000	$ 10,500	$ 294	$ 3,180	$ 18,974